Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 50	Taxes	UNITED KINGDOM	snj:DZ-30	Government of the UK, HM REVENUE & CUSTOMS [Member]	DZ-30—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 2
	155,086	Taxes	ALGERIA	snj:DZ-30	Government of Algeria, MINISTRY OF FINANCE [Member]	DZ-30—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 3
	265	Fees	BOLIVIA	snj:BO-S	Government of Bolivia, YACIMIENTOS PETROLIFEROS FISCALES BOLIVIANOS [Member]	BO-S—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 4
	4,699	Fees	BOLIVIA	snj:BO-T	Government of Bolivia, YACIMIENTOS PETROLIFEROS FISCALES BOLIVIANOS [Member]	BO-T—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 5
	142	Fees	BOLIVIA	snj:BO-H	Government of Bolivia, YACIMIENTOS PETROLIFEROS FISCALES BOLIVIANOS [Member]	BO-H—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 6
	1,724	Fees	COLOMBIA	snj:CO-MAG	Government of Colombia, AGENCIA NACIONAL DE HIDROCARBUROS [Member]	CO-MAG (Caribbean Sea)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 7
	2,617	Fees	OMAN	snj:OM-ZA	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 8
	6,000	Bonuses	OMAN	snj:OM-ZA	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 9
	316	Comm. Social Resp.	OMAN	snj:OM-ZA	Government of Oman, MINISTRY OF EDUCATION [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 10
	130	Comm. Social Resp.	OMAN	snj:OM-ZA	Government of Oman, AL DHAHIRAH MUNICIPALITY [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 11
	171,512	Taxes	OMAN	snj:OM-ZA	Government of Oman, TAX AUTHORITY [Member]	OM-ZA—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 12
	1,250	Fees	OMAN	snj:OM-WU	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-WU—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 13
	1,000	Bonuses	OMAN	snj:OM-WU	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-WU—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 14
	170,710	Taxes	OMAN	snj:OM-WU	Government of Oman, TAX AUTHORITY [Member]	OM-WU—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 15
	267	Comm. Social Resp.	OMAN	snj:OM-WU	Government of Oman, MINISTRY OF EDUCATION [Member]	OM-WU—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 16
	1,150	Fees	OMAN	snj:OM-DA	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-DA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 17
	16,671	Taxes	OMAN	snj:OM-DA	Government of Oman, TAX AUTHORITY [Member]	OM-DA—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 18
	150	Fees	PERU	snj:PE-LIM	Government of Peru, COMITE DE ADMINISTRACION DE LOS RECURSOS PARA CAPACITACION [Member]	PE-LIM—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 19
	1,700	Fees	UNITED ARAB EMIRATES	snj:AE-AZ	Government of Abu Dhabi, ABU DHABI NATIONAL OIL COMPANY [Member]	AE-AZ—Natural Gas—Well [Member]	Natural Gas [Member]	Oil and Gas [Member]	Well
#: 20
	178	Fees	UNITED ARAB EMIRATES	snj:AE-AZ	Government of Abu Dhabi, ABU DHABI NATIONAL OIL COMPANY [Member]	AE-AZ—Oil/Natural Gas—Well 1 [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 21
	868	Taxes	UNITED ARAB EMIRATES	snj:AE-AZ	Government of Abu Dhabi, DEPARTMENT OF FINANCE – ABU DHABI [Member]	AE-AZ—Oil/Natural Gas—Well 1 [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 22
	119	Taxes	UNITED ARAB EMIRATES	snj:AE-AZ	Government of UAE, FEDERAL TAX AUTHORITY [Member]	AE-AZ—Oil/Natural Gas—Well 2 [Member]	Natural Gas [Member]	Oil and Gas [Member]	Well
#: 23
	1,053	Fees	UNITED STATES	snj:US-CO	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-CO—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 24
	3,146	Royalties	UNITED STATES	snj:US-CO	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-CO—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 25
	758,300	Taxes	UNITED STATES	snj:US-TX	Federal Government, DEPARTMENT OF TREASURY [Member]			Corporate [Member]
#: 26
	920	Royalties	UNITED STATES	snj:US-TX	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-TX—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 27
	9,757	Fees	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 28
	274,647	Royalties	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 29
	1,361	Bonuses	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 30
	286	Fees	UNITED STATES	snj:US-LA	Federal Government, BUREAU OF SAFETY AND ENVIRONMENTAL ENFORCEMENT [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 31
	183	Fees	UNITED STATES	snj:US-LA	Federal Government, BUREAU OF OCEAN ENERGY MANAGEMENT [Member]	US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 32
	7	Fees	UNITED STATES	snj:US-WY	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 33
	24,070	Royalties	UNITED STATES	snj:US-WY	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 34
	28	Royalties	UNITED STATES	snj:US-WY	Federal Government, BUREAU OF LAND MANAGEMENT [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 35
	24	Fees	UNITED STATES	snj:US-WY	Federal Government, BUREAU OF LAND MANAGEMENT [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 36
	396,709	Royalties	UNITED STATES	snj:US-NM	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-NM—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 37
	2,903	Fees	UNITED STATES	snj:US-NM	Federal Government, US BUREAU OF LAND MANAGEMENT [Member]	US-NM—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 38
	$ 73,295	Taxes	QATAR	snj:QA-KH	Government of Qatar, GENERAL TAX AUTHORITY [Member]	QA-KH—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value